LEASES - Right-of-use leased asset (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025
Right-of-use leased asset
Book value at the beginning of the period	$ 16,377,701
Depreciation of the period	1,052,983	$ 760,728
Book value at the end of the period	15,787,344		$ 16,377,701
Right-of-use leased asset
Right-of-use leased asset
Book value at the beginning of the period	30,142,835	20,979,597	20,979,597
Additions of the year	261,066		9,569,819
Disposals			(680,110)
Exchange differences	227,670		273,529
Book value at the end of the period	30,631,571		30,142,835
Depreciation
Right-of-use leased asset
Book value at the beginning of the period	(13,765,134)	$ (9,377,845)	(9,377,845)
Depreciation of the period	1,052,983		5,036,703
Disposals			(697,150)
Exchange differences	(26,110)		(47,736)
Book value at the end of the period	$ (14,844,227)		$ (13,765,134)